Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 27, 2023	Jan. 28, 2022	Jan. 29, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table shows the total compensation for our named executive officers for the past three fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our Principal Executive Officer (PEO) and, on an average basis, our other named executive officers (in each case, as determined under SEC rules), our Total Shareholder Return (TSR), the TSR of the S&P 600 Apparel Retail Index over the same period, our net income, and our financial performance measure for compensatory purposes, Adjusted EBITDA.
This disclosure has been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the executives or how the Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, the Compensation Committee has not used compensation actually paid (CAP) as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our Compensation Discussion and Analysis above for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Pay Versus Performance Table

					Value of Initial Fixed $100
				Average	Investment Based On:
			Average Summary	Compensation
	Summary		Compensation	Actually Paid		Peer Group
	Compensation	Compensation	Table Total	to Non-PEO	Total	Total		Adjusted
Fiscal Year (1) (a)	Table Total for PEO (2) (b)	Actually Paid to PEO (3) (c)	for Non-PEO Named Executive Officers (2) (d)	Named Executive Officers (3) (e)	Shareholder Return (4) (f)	Shareholder Return (4) (g)	Net Income (In Thousands) (h)	EBITDA (5) (In Thousands) (i)
2022	$4,278,798	$128,735	$1,765,652	$769,839	$77.34	$141.18	($12,530)	$70,497
2021	$5,443,598	$3,489,364	$1,954,809	$1,443,938	$155.62	$149.06	$33,369	$120,882
2020	$3,166,539	$10,118,578	$1,239,640	$2,604,468	$237.00	$115.10	$10,836	$86,956

(1)
Mr. Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2020, 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2020: James Gooch, Peter L. Gray, Chieh Tsai and Kelly Ritchie; 2021: James Gooch, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; 2022: James Gooch, Andrew J. McLean, Peter L. Gray, Sarah Rasmusen and Chieh Tsai.

(2)
Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year in the case of Mr. Griffith and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for our other named executive officers reported for the applicable year other than Mr. Griffith for such years.

(3)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation, adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The named executive officers do not participate in a defined benefit plan so no adjustment for pension benefits is included. Similarly, no adjustment is made for dividends, as dividends have not been paid. The valuation assumptions and processes used to recalculate fair values did not materially differ from those disclosed at the time of grant. The following tables detail the adjustments:

	PEO Compensation
	FY2022	FY2021	FY2020
Total Compensation as reported in the Summary Compensation Table	$4,278,798	$5,443,598	$3,166,539
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($2,519,961)	($2,519,993)	($853,153)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$549,754	$2,181,405	$3,443,795
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	($2,275,217)	($1,691,344)	$4,828,437
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$95,361	$75,698	($467,041)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	$0	$0	$0
Compensation Actually Paid to PEO	$128,735	$3,489,364	$10,118,578

	Non-PEO Named Executive Officer Compensation (Averages)
	FY2022	FY2021	FY2020
Total Compensation as reported in the Summary Compensation Table	$1,765,652	$1,954,809	$1,239,640
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($1,017,082)	($645,647)	($200,819)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$496,970	$558,898	$810,616
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	($358,511)	($383,498)	$816,644
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$18,645	($40,623)	($61,613)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	($135,835)	$0	$0
Average Compensation Actually Paid to non-PEO Named Executive Officers	$769,839	$1,443,938	$2,604,468

(4)	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.

(5)
The Company’s most important finan
cial perfor
mance measure is Adjusted EBITDA. Adjusted EBITDA is not a generally accepted accounting principle (“GAAP”); a reconciliation of Adjusted EBITDA to Net (loss) income is shown in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations—
Net Income (Loss) and Adjusted EBITDA
in our Annual Report on Form
10-K
for fiscal years 2020, 2021 and 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Mr. Griffith served as Principal Executive Officer (PEO) the entirety of fiscal year 2020, 2021 and 2022, and our other named executive officers for the applicable fiscal years were as follows: 2020: James Gooch, Peter L. Gray, Chieh Tsai and Kelly Ritchie; 2021: James Gooch, Peter L. Gray, Sarah Rasmusen and Chieh Tsai; 2022: James Gooch, Andrew J. McLean, Peter L. Gray, Sarah Rasmusen and Chieh Tsai.
Peer Group Issuers, Footnote [Text Block]	TSR is determined based on the value of an initial fixed investment of $100. The TSR peer group consists of the S&P 600 Apparel Retail Index.
PEO Total Compensation Amount	$ 4,278,798	$ 5,443,598	$ 3,166,539
PEO Actually Paid Compensation Amount	$ 128,735	3,489,364	10,118,578
Adjustment To PEO Compensation, Footnote [Text Block]

	PEO Compensation
	FY2022	FY2021	FY2020
Total Compensation as reported in the Summary Compensation Table	$4,278,798	$5,443,598	$3,166,539
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($2,519,961)	($2,519,993)	($853,153)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$549,754	$2,181,405	$3,443,795
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	($2,275,217)	($1,691,344)	$4,828,437
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$95,361	$75,698	($467,041)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	$0	$0	$0
Compensation Actually Paid to PEO	$128,735	$3,489,364	$10,118,578

Non-PEO NEO Average Total Compensation Amount	$ 1,765,652	1,954,809	1,239,640
Non-PEO NEO Average Compensation Actually Paid Amount	$ 769,839	1,443,938	2,604,468
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Non-PEO Named Executive Officer Compensation (Averages)
	FY2022	FY2021	FY2020
Total Compensation as reported in the Summary Compensation Table	$1,765,652	$1,954,809	$1,239,640
(Deduct): Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation Table	($1,017,082)	($645,647)	($200,819)
Add: Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end	$496,970	$558,898	$810,616
Add or (Deduct): The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year	($358,511)	($383,498)	$816,644
Add: Fair value as of the vesting date of awards granted and vested during the covered fiscal year	$0	$0	$0
Add or (Deduct): For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date	$18,645	($40,623)	($61,613)
Deduct: For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year	($135,835)	$0	$0
Average Compensation Actually Paid to non-PEO Named Executive Officers	$769,839	$1,443,938	$2,604,468

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Important Performance Measures
Adjusted EBITDA
Revenue

Total Shareholder Return Amount	$ 77.34	155.62	237
Peer Group Total Shareholder Return Amount	141.18	149.06	115.1
Net Income (Loss)	$ (12,530,000)	$ 33,369,000	$ 10,836,000
Company Selected Measure Amount	70,497,000	120,882,000	86,956,000
PEO Name	Mr. Griffith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
PEO [Member] | Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,519,961)	$ (2,519,993)	$ (853,153)
PEO [Member] | Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	549,754	2,181,405	3,443,795
PEO [Member] | The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,275,217)	(1,691,344)	4,828,437
PEO [Member] | Fair value as of the vesting date of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	95,361	75,698	(467,041)
PEO [Member] | For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Fair value of equity compensation granted during the covered fiscal year as reported in the Summary Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,017,082)	(645,647)	(200,819)
Non-PEO NEO [Member] | Fair value at year end of equity compensation granted in the covered fiscal year that was outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	496,970	558,898	810,616
Non-PEO NEO [Member] | The change in fair value of any awards granted in prior years that were outstanding and unvested as of the end of the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(358,511)	(383,498)	816,644
Non-PEO NEO [Member] | Fair value as of the vesting date of awards granted and vested during the covered fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | For awards granted in prior years for which all applicable vesting conditions were satisfied at the end of or during the covered fiscal year, the change in the fair value from the end of the prior fiscal year to the vesting date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,645	(40,623)	(61,613)
Non-PEO NEO [Member] | For awards granted in prior years that failed to meet the applicable vesting conditions during the covered fiscal year (i.e., were forfeited), the amount equal to the fair value at the end of the prior fiscal year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (135,835)	$ 0	$ 0